Host LP Earnings (Loss) Per Common Unit (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 15, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Debt carrying value		$ 5,814
Gain(loss) on extinguishment of debt	(13)	(4)	[1]	(1)	[1]	2	[2]
HOST HOTELS & RESORTS L.P.
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Amount paid for repurchased Debt		404		821		139
Gain(loss) on extinguishment of debt		(4)		(1)		5
Anti-dilutive units which were not included in the computation of diluted earnings per unit		46		51		50
HOST HOTELS & RESORTS L.P. | Exchangeable Senior Debentures 3.25 Percent
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Face amount of debt						500
HOST HOTELS & RESORTS L.P. | Repurchased Amount | Exchangeable Senior Debentures 3.25 Percent
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Face amount of debt						75
Debt carrying value						72
Amount paid for repurchased Debt						69
Gain(loss) on extinguishment of debt						$ 3

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.